Vessels, textuals (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Costs capitalised in vessels	$ 194	$ 495
Vessel Fair Value				$ 59,900
Impairment losses (Note 5)	$ 118,861	$ 6,607	$ 0
Number of vessels impaired	7	1
Loss on vessels' sale	$ (2,899)	$ (8,300)	$ (695)
Apl Garnet [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels		7,615
Hanjin Malta [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	4,842
YM Los Angeles [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired		21,500
Proceeds from sale of vessels	6,448
YM New Jersey [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired		21,500
Rotterdam [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired		37,500
Deduction from purchase price of vessels		475
Hamburg [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired		$ 38,500
Ym Los Angeles and Ym New Jersey [Member]
Property, Plant and Equipment [Line Items]
Number of memoranda of agreement		2
Rotterdam and Hamburg [Member]
Property, Plant and Equipment [Line Items]
Number of memoranda of agreement		2
Direct To Sale Expenses [Member]
Property, Plant and Equipment [Line Items]
Loss on vessels' sale	$ (2,899)	$ (8,300)